Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Earnings
Net profit attributable to equity holders of the Company	3,677	4,920	6,644

	Number of shares
	Year ended December 31,
	2022	2023	2024
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,203,995,973	3,121,653,686	3,084,230,029
Dilution effect- adjustments for share options and RSUs	30,511,383	46,732,345	46,631,691
Shares used in computing diluted earnings per share	3,234,507,356	3,168,386,031	3,130,861,720

	RMB	RMB	RMB
Basic earnings per share for Class A and Class B ordinary shares	1.15	1.58	2.15
Diluted earnings per share for Class A and Class B ordinary shares	1.14	1.55	2.12
Basic earnings per ADS	2.30	3.15	4.31
Diluted earnings per ADS	2.27	3.11	4.24